Income taxes	12 Months Ended
Dec. 31, 2024
Income taxes
Income taxes

13. Income taxes

The Company recorded income tax expense for the year ended December 31, 2024 totaling $256 (2023 – $25; 2022 – $20) and did not recognize any deferred income tax expense for the year ended December 31, 2024 (2023 – nil; 2022 - nil).

As at December 31, 2024 and 2023, deferred tax assets have not been recognized with respect to the following timing differences. The scientific research and experimental development deferred tax assets expire between 2025 and 2028.

As at December 31	2024	2023
Deferred tax assets
Scientific research and experimental development	$3,358	$3,358
Non-capital losses	3,760	3,308
Other	1,226	430
Total deferred tax assets	$8,344	$7,096

The reconciliation of the Canadian statutory rate to the income tax rate applied to the net profit (loss) for the years ended December 31, 2024, 2023 and 2022 to the income tax expense is as follows:

Year ended December 31	2024	2023	2022
Profit (loss) for the year
Canadian	$(1,519)	$(1,654)	$(1,217)
Foreign	480	732	2,602
	$(1,039)	$(922)	$1,385

Year ended December 31	2024	2023	2022
Canadian federal and provincial income taxes at 27% (2023 – 27%; 2022 – 27%)	$281	$249	$(374)
Permanent differences and other items	(342)	197	249
Deferred tax asset adjustments	(1,601)	(318)	125
Foreign tax rate in foreign jurisdictions	159	94	390
Change in unrecognized deferred tax assets	1,247	(247)	(410)
(Expense) recovery	$(256)	$(25)	$(20)

The foreign tax rate differential is the difference between the Canadian federal and provincial statutory income tax rate and the tax rates in Barbados (5.50%), Ireland (12.50%) and the United States (21.00% - 23.50%) that is applicable to income or losses incurred by the Company's subsidiaries.

At December 31, 2024, the Company has the following Canadian losses available for application in future years:

2037	$5,276
2040	2,774
2041	983
2042	1,664
2043	491
2044	1,724
$12,912

At December 31, 2024, the Company has the following Barbados losses available for application in future years:

2028	$700
2029	4,273
$4,973

As at December 31, 2024, the Company has $95 (2023 - $16) included as income taxes payable on its consolidated statements of financial position.